UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Norges Bank Investment Management
Address: Bankplassen 2
0107 Oslo, Sentrum

Form 13F File Number: 28-12187
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Robert Cook
Title: Compliance Manager
Phone: +47 24073120
Signature, Place, and Date of Signing:
Robert Cook, Oslo,Norway  03/18/2010
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:

Norges Bank has submitted its Form 13F to the Securities and Exchange Commission pursuant to a request for confidential treatment. This action is consistent with discussions between Norges Bank and the Staff of the Securities and Exchange Commission to coordinate the reporting required under Section 13(F) with the extensive public disclosure requirements under Norwegian law applying to Norges Bank. For a full overview of Norges Bank's list of annual holdings,please visit www.nbim.no. Norges Bank's annual holdings list as of 12/31/2009 was published on www.nbim.no on 03/05/2010.

Number of Other Included Managers: NONE
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
(thousands)
List of Other Included Managers:NONE

FORM 13F INFORMATIONAL TABLE